Management of financial risks and financial instruments - Summary of financial liabilities into groupings based on their contractual maturities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Securities loaned	R$ 2,237,442	R$ 2,021,707
Derivative financial instruments	7,819,364	3,229,236
Securities sold under repurchase agreements	31,839,344	15,638,407
Securities trading and intermediation	20,303,121	9,114,546
Deposits	3,021,750	70,195
Structured operations certificates	2,178,459	19,474
Borrowings and lease liabilities	492,535	637,484
Debentures	335,250	835,230
Accounts payables	859,550	266,813
Other financial liabilities	1,514,174	8,962
Financial liabilities	70,600,989	31,842,054
Up to 1 month
Disclosure of financial assets [line items]
Securities loaned	2,237,442	2,021,707
Derivative financial instruments	1,572,140	1,557,088
Securities sold under repurchase agreements	31,839,344	15,638,407
Securities trading and intermediation	20,303,121	9,114,546
Deposits	112,037	70,195
Structured operations certificates	0	0
Borrowings and lease liabilities	6,378	8,239
Debentures	0	0
Accounts payables	859,550	266,813
Other financial liabilities	1,052,174	8,962
Financial liabilities	57,982,186	28,685,957
From 2 to 3 months
Disclosure of financial assets [line items]
Securities loaned	0	0
Derivative financial instruments	814,220	211,882
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Deposits	58,966	0
Structured operations certificates	0	0
Borrowings and lease liabilities	12,710	26,258
Debentures	0	0
Accounts payables	0	0
Other financial liabilities	0	0
Financial liabilities	885,896	238,140
From 3 to 12 months
Disclosure of financial assets [line items]
Securities loaned	0	0
Derivative financial instruments	2,643,065	685,566
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Deposits	2,353,648	0
Structured operations certificates	2,434	0
Borrowings and lease liabilities	32,568	81,953
Debentures	0	435,230
Accounts payables	0	0
Other financial liabilities	0	0
Financial liabilities	5,031,715	1,202,749
From 1 to 5 years
Disclosure of financial assets [line items]
Securities loaned	0	0
Derivative financial instruments	2,205,410	732,286
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Deposits	497,099	0
Structured operations certificates	853,118	0
Borrowings and lease liabilities	375,504	521,034
Debentures	335,250	400,000
Accounts payables	0	0
Other financial liabilities	462,000	0
Financial liabilities	4,728,381	1,653,320
Above 5 years
Disclosure of financial assets [line items]
Securities loaned	0	0
Derivative financial instruments	584,529	42,414
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Deposits	0	0
Structured operations certificates	1,322,907	19,474
Borrowings and lease liabilities	65,375	0
Debentures	0	0
Accounts payables	0	0
Other financial liabilities	0	0
Financial liabilities	R$ 1,972,811	R$ 61,888